Segment analysis - Segment assets and segment revenue (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) customer	Dec. 31, 2016 EUR (€) customer	Dec. 31, 2015 EUR (€) customer
Segment analysis
Number of customers with a percentage of total revenues greater than 10% | customer	0	0	1
TOTAL ASSETS	€ 9,298	€ 10,290	€ 6,338
Revenue	7,644	6,345	5,199
Non-current assets	6,441	7,218
United States
Segment analysis
Revenue	2,899	2,437	1,997
Non-current assets	1,849	2,189
United Kingdom
Segment analysis
Revenue	781	724	662
Non-current assets	564	527
Germany
Segment analysis
Revenue	712	656	573
Non-current assets	855	760
Luxembourg
Segment analysis
Revenue	3	2	€ 2
Non-current assets	€ 0	€ 0